Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net loss	$ (63,807)	$ (171,091)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Changes in allowances - inventories	225,408
Depreciation and amortization	15,790	22,976
Non-cash lease expenses	14,255
Accrued interest expense for convertible notes	132,511	500,000
Amortization of deferred financing costs	1,093,440	943,215
Changes in operating assets and liabilities:
Accounts receivable	4,944,245	(5,096,374)
Inventory, net	542,280	(9,412)
Advances to suppliers	2,428,891	(2,437,474)
Due from related parties	(3,675,034)
Other current assets	40,705	(87,404)
Accounts payable	150,615	70,694
Advances from customers	45,777	53,993
Operating lease liabilities	157
Other current liabilities	(208,766)	294,839
Net cash provided by (used in) operating activities	5,686,467	(5,916,038)
Cash flows from investing activities
Purchase of property, plant and equipment	(164,588)	(6,346)
Purchase of intangible assets	(82,138)	(97,764)
Net cash used in investing activities	(246,726)	(104,110)
Cash flows from financing activities
Payments of deferred financing costs		(716,318)
Gross proceeds from issuance of convertible notes		7,500,000
Borrowings from bank loans	1,853,800	1,463,870
Repayments of bank loans	(1,426,000)	(1,463,870)
Repayments of loans from related parties	(881,557)	(76,253)
Net cash provided by (used in) financing activities	(453,757)	6,707,429
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(39,666)	225,773
Net increase in cash, cash equivalents and restricted cash	4,946,318	913,054
Cash and restricted cash, beginning of period	753,815	5,525,165
Cash and restricted cash, end of period	5,700,133	6,438,219
Supplemental disclosure information:
Income taxes paid	22,998	11,254
Interest paid	42,596	71,670
Non-cash financing activities
Right of use assets obtained in exchange for operating lease obligations	317,540
Conversion of notes to 3,306,428 and 131,223 shares of common stock	2,272,625	485,208
Accrued interest for convertible notes	$ 132,511	$ 500,000